Employee benefits - Share-based payment - Tabular disclosure (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date	€ 13.98
Price of underlying instrument at vesting date	€ 9.73
Price of underlying instrument at delivery date	€ 10.51
Expected dividends (as a percent)	5.00%
Risk free yield (as a percent)	(0.33%)
Fair value per share of benefit granted to employees (in euros per share)	€ 11.23
Fair value of internal performance condition	11.94
Fair value of external performance condition	€ 10.51
Charge of the plan (including social security contributions)	€ 2,000,000	€ (7,000,000)	€ (7,000,000)	€ (3,000,000)
Charge of the plan recorded in equity	14,000,000
Charge of the plan recorded in employee related payables	1,000,000
Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date	€ 13.16
Price of underlying instrument at closing date (in euros per share)	€ 9.41
Expected dividends (as a percent)	5.30%
Risk free yield (as a percent)	(0.70%)
Fair value per share of benefit granted to employees (in euros per share)	€ 7.80
Fair value of internal performance condition	11.10
Fair value of external performance condition	€ 4.50
Long Term Incentive Plan (LTIP) 2020 - 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date	€ 10.47
Price of underlying instrument at closing date (in euros per share)	€ 9.41
Expected dividends (as a percent)	6.70%
Risk free yield (as a percent)	(0.61%)
Fair value per share of benefit granted to employees (in euros per share)	€ 6.06
Fair value of internal performance condition	8.58
Fair value of external performance condition	€ 2.27
Long Term Incentive Plan LTIP 2021 2023 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date	€ 9.63
Price of underlying instrument at closing date (in euros per share)	€ 9.41
Expected dividends (as a percent)	7.30%
Risk free yield (as a percent)	(0.68%)
Fair value per share of benefit granted to employees (in euros per share)	€ 6.33
Fair value of internal performance condition	7.74
Fair value of external performance condition	€ 3.04